Post-retirement benefit plans - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
GECAS Plan
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Liability, unfunded status of plan	$ 3	$ 63